SHARE CAPITAL	12 Months Ended
Jan. 31, 2024
Equity [Abstract]
SHARE CAPITAL [Text Block]

14. SHARE CAPITAL

Share capital consists of one class of fully paid common shares, with no par value. The Company is authorized to issue an unlimited number of common shares. All shares are equally eligible to receive dividends and repayment of capital and represent one vote at the Company's shareholders' meetings.

A summary of the Company's share capital is as follows:

	Number of shares	Common stock
	#	$
Balance, January 31, 2022	120,047,814	105,236,351
Share-based compensation	-	209,441
Balance, January 31, 2023	120,047,814	105,445,792
Share-based compensation	-	22,128
Balance, January 31, 2024	120,047,814	105,467,920

a) Commitment to issue shares

In connection with the acquisition of EFF on June 13, 2018, the Company issued a promissory note payable to deliver 1,977,500 shares to the vendors of EFF in the amount of $1,905,635, without interest, any time after October 15, 2018. As at January 31, 2024, shares issued pursuant to this commitment total 1,184,407 shares (January 31, 2023 - 1,184,407 shares).

b) Warrants

A summary of the Company's warrant activity is as follows:

	Number of warrants	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance, January 31, 2022	3,240,000	1.18	2.10
Balance, January 31, 2023	3,240,000	1.18	1.10
Expired	(2,040,000)	1.00	-
Balance, January 31, 2024	1,200,000	1.50	0.31

A summary of the Company's outstanding and exercisable warrants as at January 31, 2024, is as follows:

Expiry date	Exercise price	Number of warrants outstanding
	C$	#
May 24, 2024	1.50	1,200,000
		1,200,000

As at January 31, 2024 and 2023, outstanding and exercisable warrants had intrinsic values of $nil and $nil, respectively.

Subsequent to January 31, 2024, there were 1,200,000 warrants, with exercise price of C$1.50, expired.

c) Stock options

The Company is authorized to grant options to executive officers and directors, employees, and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The exercise price of each option equals the market price of the Company's shares as calculated on the date of grant. The options can be granted for a maximum term of 10 years. Vesting is determined by the Board of Directors.

A summary of the Company's stock option activity is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance, January 31, 2022	5,615,000	0.84	1.45
Granted	600,000	0.70	2.03
Expired/forfeited	(1,405,000)	1.25	-
Balance, January 31, 2023	4,810,000	0.75	0.86
Expired/forfeited	(3,710,000)	0.73	-
Balance, January 31, 2024	1,100,000	0.84	0.88

A summary of the Company's stock options outstanding and exercisable as at January 31, 2024, is as follows:

Expiry date	Exercise price	Number of options outstanding	Number of options exercisable
	C$	#	#
October 9, 2024	1.00	500,000	500,000
February 10, 2025	0.70	600,000	399,999
		1,100,000	899,999

As at January 31, 2024 and 2023, outstanding and exercisable stock options had intrinsic values of $nil and $nil, respectively.

During the year ended January 31, 2024, the Company recorded share-based compensation expense on vesting of stock options of $22,128 (2023 - $209,441).

During the year ended January 31, 2024, there were no stock options granted. During the year ended January 31, 2023, the Company used the following inputs in the Black-Scholes option pricing model:

Stock price	C$0.61
Exercise price	C$0.70
Risk-free interest rate	1.60%
Expected life	3 years
Expected volatility	80%
Expected annual dividend yield	0%

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. The expected term used for options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the "simplified" method to develop an estimate of the expected term of "plain vanilla" employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.